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                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (888) 777-0102

                       Supplement dated June 16, 1998 to
                          Prospectus dated May 1, 1998

  The following information supplements and should be read in conjunction with the information contained under the caption "Investment Manager" in the section of the Series' current Prospectus entitled "Management:"

  Roger Lavan is primarily responsible for the day-to-day management of the U.S. Government Income Fund and the Strategic Bond Fund.